Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
Professional service fees payable(1)	$—	$2,628,319
VAT and other tax payable	241,437	437,756
Accrued daily operation expenses	294,226	250,598
Salary and welfare payables	272,118	177,503
Sales deposit	59,743	104,223
Staff reimbursement payable	109,312	102,612
Advances on disposal of property	65,583	—
Others	47,044	74,779
Total	$1,089,463	$3,775,790

(1)      Professional service fees payable represent mainly accrued legal fees and audit fees incurred by Chenghe for the Business Combination.